Notes Payable (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 08, 2013 Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Notes payable		$ 65,896	$ 12,506
Less payments		(12,506)
Total		$ 53,390	$ 12,506	$ 53,390